Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Debt to income ratio		43.00%
Sandstrom Partners Inc [Member]
Loss Contingency, Damages Sought, Value	$ 285,000
Loss Contingency, Damages Paid, Value	$ 245,000